Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

December 20, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab S&P 500 Index Fund	Schwab U.S. Large-Cap Value Index Fund

Schwab Small-Cap Index Fund	Schwab U.S. Mid-Cap Index Fund

Schwab U.S. Large Cap Growth Index Fund

(the Funds) each a series of Schwab Capital Trust (the Registrant)

(File Nos. 033-62470 and 811-07704)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated December 20, 2018 to the Funds’ prospectuses, dated February 28, 2018, as supplemented May 31, 2018 and December 14, 2018. The purpose of this filing is to submit, in XBRL, the 497 dated December 20, 2018.

Any questions or comments on this filing should be directed to the undersigned at (720) 418-2393.

Respectfully,

/s/ Rodney DeWalt
Rodney DeWalt

Director and Corporate Counsel